Steven I. Koszalka Secretary American Funds U.S. Government Money Market Fund 333 South Hope Street Los Angeles, California 90071 (213) 486-9200 Tel siik@capgroup.com

May 6, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds U.S. Government Money Market Fund
File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

This filing is being made pursuant to Rule 497 in order to comply with the XBRL requirements applicable to investment companies under Rule 405 of Regulation S-T. This filing is being made in connection with the above referenced Registrant's filing of its prospectus supplement pursuant to Rule 497 on April 15, 2016.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase